UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2009

Global Tax-Aware Portfolios
Enhanced Dividend Global Equity Portfolio Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Portfolios

■	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

■	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Letters to Shareholders	2

Schedules of Investments	12

Financial Statements	14

Notes to Financial Statements	17

Financial Highlights	24

Other Information	28

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Portfolios. For additional information concerning the risks applicable to the Portfolios, please see the Portfolios’ Prospectuses.

The Enhanced Dividend Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who want current income. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds, which have an emphasis on dividend paying stocks. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio is subject to the risk factors of each underlying fund and the securities that it holds directly, which include prepayment, credit, liquidity and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Tax-Advantaged Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who wish to minimize short-term gains and defer long-term gains. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs Structured Tax-Managed Equity and Goldman Sachs Structured International Tax-Managed Equity Funds. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio seeks to achieve returns primarily in the form of price appreciation and may use different strategies in seeking tax efficiency. No assurance can be offered that the Portfolio’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Portfolio to shareholders. The Portfolio is subject to the risk factors of each underlying fund and the securities that it holds directly, which include prepayment, credit, liquidity and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

PORTFOLIO RESULTS

Enhanced Dividend Global Equity Portfolio

Dear Shareholder,

This report provides an overview of performance for the Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Portfolio”) for the six-month reporting period ended February 28, 2009.

Our portfolio management team has managed assets through multiple market cycles and changing risk environments. We remain focused on the Portfolio’s investment philosophy, investment process and objective.

Market Review

Extraordinary events in global financial markets during the reporting period created unprecedented market distress as credit spreads, market volatility, and investor risk aversion climbed and remained at high levels.

During October, in the aftermath of the Lehman Brothers bankruptcy, the takeovers of Merrill Lynch, Wachovia and Washington Mutual, and the near collapse of AIG, Fannie Mae and Freddie Mac, the Federal Reserve and Treasury announced the Troubled Assets Relief Program (“TARP”) and said they intended to purchase $700 billion of troubled assets from financial institutions. Within a few weeks, the Treasury expanded TARP’s original mandate in order to buy equity stakes in nine large financial institutions, including Goldman Sachs. Following the announcement, the S&P 500 experienced a new single-day record gain on October 13, 2008 of 11.6%.

The VIX, a measure of stock market volatility, was already at elevated levels entering the fourth quarter of 2008, reaching 40% on October 1. It subsequently hit a new all-time high of 80.9% on November 20, the same day the S&P 500 closed at an 11-year low and jobless claims in the U.S. reached a 16-year high. In the midst of the unprecedented market volatility, major central banks made a globally coordinated interest rate cut in early October. By mid-December, the Federal Reserve Board cut rates even further, bringing the federal funds target rate to a new historic low range of 0.00% to 0.25%.

The S&P 500 and the Russell 2000 Indices were down for the period by approximately 41.82% and 46.91% respectively, while the MSCI EAFE and MSCI World Indices fell 44.49% and 45.36%. Meanwhile, the U.S. dollar and Japanese yen strengthened against almost all major currencies as global equity markets retreated during the fourth quarter of 2008. On November 21, the U.S. dollar reached a two-year high against the euro, closing at $1.25. In the final weeks of the year, the dollar gave back some of its gains, closing at $1.40 on December 31. It ended the period at $1.27 against the euro. The only major currency that appreciated against the U.S. dollar in the fourth quarter was the Japanese yen, which strengthened by more than 14% against the dollar as investors flocked to safer assets. By the end of the period, it had weakened 7%. At the same time, the price of crude oil tumbled to a four-year low of $33.87 a barrel on December 19. This was a 77% drop from the all-time high oil price achieved only five months earlier in July. Oil closed the period at $46.89.

PORTFOLIO RESULTS

Performance Review

Over the six-month reporting period ended February 28, 2009, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of −37.87% and −37.62%, respectively. These returns compare to the −39.78% cumulative total returns of the Portfolio’s benchmark, the Enhanced Dividend Global Equity (“EDGE”) Composite Index (the “Index”) over the same time period. The Index is comprised of the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The Portfolio generated a negative absolute return over the reporting period, and in fact, since the Portfolio’s inception on April 30, 2008, primarily because of its equity exposure as the global stock markets weakened. However, the Portfolio outperformed its benchmark due to stock selection and call writing among the other Goldman Sachs Funds (“Underlying Funds”) in which it invests. Due to the fact that two of the underlying funds performed better than their benchmark, the excess performance flowed through to the Enhanced Dividend Global Equity Portfolio. The Portfolio’s tactical asset allocation modestly detracted from performance during the reporting period.

Investment Strategy

The investment process involves investing a Portfolio’s assets in the Underlying Funds and other securities with the goal of achieving long-term growth of capital and current income. Under normal conditions, at least 80% of the Portfolio’s total assets measured at the time of purchase (“Total Assets”) will be allocated among Underlying Funds. The Portfolio may also invest directly in other securities, including unaffiliated exchange-traded funds.

Additionally, under normal circumstances, the Portfolio intends to invest at least 80% of its net assets plus any borrowings for investment purposes in equity Underlying Funds and equity securities with a blend of domestic large-cap, small-cap and international exposure to seek capital appreciation. We expect that the Portfolio will invest a relatively significant percentage of its equity allocation in the Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund, which have an emphasis on dividend paying stocks. In addition, under normal conditions, the Portfolio will have a small strategic allocation in U.S. investment grade bonds. This allocation will normally be approximately 10% of the Portfolio’s Total Assets and may consist of an investment in the Goldman Sachs Core Fixed Income Fund or investments in other fixed income securities.

PORTFOLIO RESULTS

Portfolio Positioning and Highlights

The Portfolio seeks long-term growth of capital and current income and looks to provide a diversified global equity portfolio that generates a high level of after-tax cash flow. During the period, it maintained a dynamic allocation among the Underlying Funds based on our evolving strategic and tactical views. The two largest allocations were to the following Underlying Funds: the Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund, which use index call option writing strategies to seek and generate additional capital gains.

As of February 28, 2009, the Portfolio — through its allocations to the Underlying Funds — had an overweight to the U.S. large-cap stock market. Relative to its fixed income exposure (through its allocations to the Underlying Funds), the Portfolio held an overweight to high yield securities and an underweight to investment grade securities.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

March 13, 2009

FUND BASICS

Enhanced Dividend Global Equity Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	EDGE Composite
September 1, 2008-February 28, 2009	(based on NAV)[1]	Index[2]

Class A	-37.87%	-39.78%
Institutional	-37.62	-39.78

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The EDGE Composite Index is comprised of the Barclay’s Capital Aggregate Bond Index (formerly known as Lehman Brothers Aggregate Bond Index) (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	Since Inception	Inception Date

Class A	-34.06%	4/30/08
Institutional	-29.91	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.42%	3.80%
Institutional	1.02	3.40

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of the net assets of the Portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Tax-Advantaged Global Equity Portfolio

Dear Shareholder,

This report provides an overview of performance for the Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Portfolio”) for the six-month reporting period ended February 28, 2009.

Our portfolio management team has managed assets through multiple market cycles and changing risk environments. We remain focused on the Portfolio’s investment philosophy, investment process and objective.

Market Review

Extraordinary events in global financial markets during the reporting period created unprecedented market distress as credit spreads, market volatility, and investor risk aversion climbed and remained at high levels.

During October, in the aftermath of the Lehman Brothers bankruptcy, the takeovers of Merrill Lynch, Wachovia and Washington Mutual, and the near collapse of AIG, Fannie Mae and Freddie Mac, the Federal Reserve and Treasury announced the Troubled Assets Relief Program (“TARP”) and said they intended to purchase $700 billion of troubled assets from financial institutions. Within a few weeks, the Treasury expanded TARP’s original mandate in order to buy equity stakes in nine large financial institutions, including Goldman Sachs. Following the announcement, the S&P 500 experienced a new single-day record gain on October 13, 2008 of 11.6%.

The VIX, a measure of stock market volatility, was already at elevated levels entering the fourth quarter of 2008, reaching 40% on October 1. It subsequently hit a new all-time high of 80.9% on November 20, the same day the S&P 500 closed at an 11-year low and jobless claims in the U.S. reached a 16-year high. In the midst of the unprecedented market volatility, major central banks made a globally coordinated interest rate cut in early October. By mid-December, the Federal Reserve Board cut rates even further, bringing the federal funds target rate to a new historic low range of 0.00% to 0.25%.

The S&P 500 and the Russell 2000 Indices were down for the period by approximately 41.82% and 46.91% respectively, while the MSCI EAFE and MSCI World Indices fell 44.49% and 45.36%. Meanwhile, the U.S. dollar and Japanese yen strengthened against almost all major currencies as global equity markets retreated during the fourth quarter of 2008. On November 21, the U.S. dollar reached a two-year high against the euro, closing at $1.25. In the final weeks of the year, the dollar gave back some of its gains, closing at $1.40 on December 31. It ended the period at $1.27 against the euro. The only major currency that appreciated against the U.S. dollar in the fourth quarter was the Japanese yen, which strengthened by more than 14% against the dollar as investors flocked to safer assets. By the end of the period, it had weakened 7%. At the same time, the price of crude oil tumbled to a four-year low of $33.87 a barrel on December 19. This was a 77% drop from the all-time high oil price achieved only five months earlier in July. Oil closed the period at $46.89.

PORTFOLIO RESULTS

Performance Review

Over the six-month reporting period ended February 28, 2009, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of −39.52% and −39.30%, respectively. These returns compare to the −39.78% cumulative total returns of the Portfolio’s benchmark, the Tax-Advantaged Global (“TAG”) Composite Index (the “Index”) over the same time period. The Index is comprised of the Barclays Capital Aggregate Bond Index (formerly known as Lehman Brothers Aggregate Bond Index) (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The Portfolio generated a negative absolute return over the reporting period, primarily because of its equity exposure as the global stock markets weakened. However, the Portfolio outperformed its benchmark due to stock selection among other Goldman Sachs Funds (“Underlying Funds”).

Investment Strategy

The investment process involves investing a Portfolio’s assets in the Underlying Funds and other securities with the goal of achieving long-term growth of capital. Under normal conditions, at least 80% of the Portfolio’s total assets at the time of purchase (“Total Assets”) will be allocated among Underlying Funds. The Portfolio may also invest directly in other securities, including unaffiliated exchange-traded funds.

Additionally, under normal circumstances, the portfolio intends to invest at least 80% of its net assets plus any borrowing for investment purposes in equity Underlying Funds which invest primarily in equity securities; including equity securities with a blend of domestic large-cap, small-cap, and international exposures, to seek capital appreciation. We expect that the Portfolio will invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Tax-Managed Equity and Goldman Sachs Structured International Tax-Managed Equity Funds.

In addition, under normal conditions, the Portfolio will have a small strategic allocation in U.S. investment grade bonds. This allocation will normally be approximately 10% of the Portfolio’s Total Assets and may consist of an investment in the Goldman Sachs Core Fixed Income Fund or investments in other fixed income securities.

PORTFOLIO RESULTS

Portfolio Positioning and Highlights

The Portfolio seeks long-term growth of capital and looks to provide a diversified global equity portfolio managed in a tax-efficient manner. During the period, we used our disciplined quantitative investment process and maintained a dynamic allocation among the Underlying Funds based on our evolving strategic and tactical views.

As of February 28, 2009, the Portfolio — through its allocations to the Underlying Funds — had an overweight exposure to the U.S. large-cap stock market. Relative to its fixed income exposure (through its allocations to the Underlying Funds), the Portfolio held an overweight to high yield securities and an underweight to investment grade securities.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

March 13, 2009

FUND BASICS

Tax-Advantaged Global Equity Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	TAG Composite
September 1, 2008–February 28, 2009	(based on NAV)[1]	Index[2]

Class A	-39.52%	-39.78%
Institutional	-39.30	-39.78

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The TAG Composite Index is comprised of the Barclay’s Capital Aggregate Bond Index (formerly known as Lehman Brothers Aggregate Bond Index) (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	N/A	-35.64%	4/30/08
Institutional	N/A	-31.72	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	3.15%
Institutional	0.86	2.75

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS5

Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of the net assets of the Portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.1%

Equity – 92.9%
3,142,934	Goldman Sachs U.S. Equity Dividend and Premium Fund – 53.6%	$17,506,140
1,510,224	Goldman Sachs International Equity Dividend and Premium Fund – 23.3%	7,626,630
504,921	Goldman Sachs Structured Small Cap Equity Fund – 9.2%	3,004,278
344,829	Goldman Sachs Structured Emerging Markets Equity Fund – 4.0%	1,324,145
227,769	Goldman Sachs Structured International Small Cap Fund – 2.8%	931,573

		30,392,766

Fixed Income – 7.2%
454,123	Goldman Sachs High Yield Fund – 7.2%	2,347,818

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.1%
(Cost $42,878,155)		$32,740,584

Shares	Rate	Value

INVESTMENT COMPANY(a) (CAPITAL SHARES) – 0.4%

JPMorgan U.S. Government Money Market Fund
124,239	0.524%	$124,239
(Cost $124,239)

TOTAL INVESTMENTS – 100.5%
(Cost $43,002,394)		$32,864,823

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(176,640)

NET ASSETS – 100.0%		$32,688,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 98.5%

Equity – 91.5%
6,144,906	Goldman Sachs Structured Tax-Managed Equity Fund – 62.0%	$36,193,498
2,778,973	Goldman Sachs Structured International Tax-Managed Equity Fund – 22.7%	13,255,701
608,988	Goldman Sachs Structured Emerging Markets Equity Fund – 4.0%	2,338,516
404,205	Goldman Sachs Structured International Small Cap Fund – 2.8%	1,653,200

		53,440,915

Fixed Income – 7.0%
789,782	Goldman Sachs High Yield Fund – 7.0%	4,083,174

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 98.5%
(Cost $72,877,820)		$57,524,089

Shares	Rate	Value

INVESTMENT COMPANY(a) (CAPITAL SHARES) – 0.0%

JPMorgan U.S. Government Money Market Fund
110	0.524%	$110
(Cost $110)

TOTAL INVESTMENTS – 98.5%
(Cost $72,877,930)		$57,524,199

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		855,377

NET ASSETS – 100.0%		$58,379,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Assets:

Investments in securities, at value (identified cost $43,002,394 and $72,877,930, respectively)	$32,864,823	$57,524,199
Cash	18,588	—
Receivables:
Investment securities sold	—	1,049,334
Portfolio shares sold	200,109	855,868
Reimbursement from adviser	95,696	97,276
Dividends and interest	55	132
Deferred offering costs	29,096	31,363
Other assets	398	641

Total assets	33,208,765	59,558,813

Liabilities:

Due to custodian	—	1,017,308
Payables:
Portfolio shares redeemed	272,803	5,000
Investment securities purchased	144,273	34,753
Amounts owed to affiliates	10,839	23,382
Accrued expenses	92,667	98,794

Total liabilities	520,582	1,179,237

Net Assets:

Paid-in capital	47,643,397	81,852,984
Accumulated undistributed (distributions in excess of) net investment income	(17,445)	18,797
Accumulated net realized loss from investment transactions	(4,800,198)	(8,138,474)
Net unrealized loss on investments	(10,137,571)	(15,353,731)

NET ASSETS	$32,688,183	$58,379,576

Net Assets:
Class A	$17,974,078	$45,424,293
Institutional	14,714,105	12,955,283

Total Net Assets	$32,688,183	$58,379,576

Shares outstanding, $0.001 par value (unlimited number of shares authorized):
Class A	3,212,467	8,237,540
Institutional	2,621,358	2,343,091

Net asset value, offering and redemption price per share:(a)
Class A	$5.60	$5.51
Institutional	5.61	5.53

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $5.93 and $5.83, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Investment income:

Dividends from Underlying Funds — affiliated issuers	$356,401	$1,006,588
Dividends from Underlying Funds — unaffiliated issuers	139	452
Interest	599	1,513

Total investment income	357,139	1,008,553

Expenses:

Amortization of offering costs	126,402	139,300
Professional fees	47,373	47,373
Management fees	19,855	33,060
Distribution and Service fees — Class A	14,587	40,636
Transfer Agent fees(a)	14,047	33,197
Printing fees	13,085	16,115
Registration fees	10,765	10,765
Trustee fees	8,016	8,016
Custody and accounting fees	5,320	7,362
Other	5,285	5,029

Total expenses	264,735	340,853

Less — expense reductions	(214,394)	(230,881)

Net expenses	50,341	109,972

NET INVESTMENT INCOME	306,798	898,581

Realized and unrealized gain (loss) from investment transactions:

Capital gain distributions from Underlying Funds	32,653	20
Net realized loss from investment transactions — affiliated issuers	(4,670,400)	(7,823,909)
Net realized loss from investment transactions — unaffiliated issuers	(18,738)	(19,084)
Net change in unrealized loss on investments	(9,377,337)	(13,927,135)

Net realized and unrealized loss from investment transactions	(14,033,822)	(21,770,108)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,727,024)	$(20,871,527)

(a)	Class A and Institutional had Transfer Agent fees of $11,086 and $2,961 for the Enhanced Dividend Global Equity Portfolio and $30,883 and $2,314 for the Tax-Advantaged Global Equity Portfolio, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend		Tax-Advantaged
	Global Equity		Global Equity
	Portfolio		Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	February 28, 2009	Period Ended	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(a)	(Unaudited)	August 31, 2008(a)

From operations:

Net investment income	$306,798	$92,438	$898,581	$9,839
Net realized loss from investment transactions and capital gain distributions from Underlying Funds	(4,656,485)	(143,534)	(7,842,973)	(295,501)
Net change in unrealized loss on investments	(9,377,337)	(760,234)	(13,927,135)	(1,426,596)

Net decrease in net assets resulting from operations	(13,727,024)	(811,330)	(20,871,527)	(1,712,258)

Distributions to shareholders:

From net investment income
Class A Shares	(107,869)	(5,280)	(606,942)	—
Institutional Shares	(216,374)	(87,854)	(286,711)	—
From capital
Class A Shares	—	(1,604)	—	—
Institutional Shares	—	(26,683)	—	—

Total distributions to shareholders	(324,243)	(121,421)	(893,653)	—

From share transactions:

Net proceeds from sales of shares	31,652,589	35,066,778	74,436,272	42,972,865
Reinvestment of distributions	137,914	23,841	791,011	—
Cost of shares redeemed	(9,425,774)	(9,783,147)	(24,328,550)	(12,014,584)

Net increase in net assets resulting from share transactions	22,364,729	25,307,472	50,898,733	30,958,281

TOTAL INCREASE	8,313,462	24,374,721	29,133,553	29,246,023

Net assets:

Beginning of period	24,374,721	—	29,246,023	—

End of period	$32,688,183	$24,374,721	$58,379,576	$29,246,023

Accumulated undistributed (distributions in excess of) net investment income	$(17,445)	$—	$18,797	$13,869

(a)	Commenced operations on April 30, 2008.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements
February 28, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are Goldman Sachs Portfolios included in this report (collectively, the “Portfolios” or individually a “Portfolio”), the share classes offered by each Portfolio and each Portfolio’s diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-diversified

Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A and Institutional Shares	Diversified

Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Institutional Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect amounts. Actual results could differ from those estimates.

A. Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security Transactions and Investment Income — Purchases and sales of the Underlying Funds are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Offering Costs — Offering costs paid in connection with the offering of shares of the Portfolios are amortized on a straight-line basis over 12 months from the date of the commencement of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distributions	Distributions
Portfolio	Declared and Paid	Declared and Paid

Enhanced Dividend Global Equity	Quarterly	Annually

Tax-Advantaged Global Equity	Annually	Annually

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or capital.
GSAM has reviewed the tax positions for the Portfolios for the open tax year (tax year ended August 31, 2008) and determined that they did not have a material impact on the Portfolios’ financial statements.

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class A Shares. With respect to Class A Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A sales load. During the six months ended February 28, 2009, Goldman Sachs advised the Portfolios that it did not retain any Class A sales load.

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A Shares and 0.04% of the average daily net assets for Institutional Shares.

D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Portfolio’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
For the six months ended February 28, 2009, GSAM has voluntarily agreed to reimburse certain other expenses. These expense reductions were approximately $214,000 and $231,000 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
As of February 28, 2009, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution and
	Management	Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Enhanced Dividend Global Equity	$4	$4	$3	$11

Tax-Advantaged Global Equity	7	9	7	23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

3. AGREEMENTS (continued)

E. Line of Credit Facility — The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having a management agreement with GSAM or affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2009, the Portfolios did not have any borrowings under the facility.

4. FAIR VALUE OF INVESTMENTS

Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest. All amounts reflect Investments in Securities Long-Assets:

	Enhanced Dividend	Tax-Advantaged
Level	Global Equity	Global Equity

Level 1	$32,864,823	$57,524,199

Level 2	—	—

Level 3	—	—

Total	$32,864,823	$57,524,199

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds and other securities for the six months ended February 28, 2009, were as follows:

Portfolio	Purchases	Sales and Maturities

Enhanced Dividend Global Equity	$36,720,255	$14,280,392

Tax-Advantaged Global Equity	69,832,761	17,060,742

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

6. TAX INFORMATION

At February 28, 2009, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity

Tax cost	$43,146,107	$73,119,584

Gross unrealized gain	—	15,222
Gross unrealized loss	(10,281,284)	(15,610,607)

Net unrealized security loss	$(10,281,284)	$(15,595,385)

The difference between book-basis and tax-basis unrealized gains (losses) are attributable to wash sales as of the most recent fiscal year end.

7. OTHER RISKS

Indemnifications — Under the Trust’s organizational documents, its Board of Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be remote.

Market and Credit Risks — In the normal course of business, the Portfolios trade Underlying Funds and other financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Portfolios’ Shareholder Concentration — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investment policies of those Underlying Funds in direct proportion to the amount of assets allocated to each.
As of February 28, 2009, the Enhanced Dividend Global Equity Portfolio invested 53.6% and 23.3%, respectively, of its portfolio in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”). Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of capitalization of the MSCI EAFE Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.
As of February 28, 2009, the Tax-Advantaged Global Equity Portfolio invested 62.0% and 22.7%, respectively, of its portfolio in the Goldman Sachs Structured Tax-Managed Equity Fund (the “Structured Tax-Managed Equity Fund”) and the

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. OTHER RISKS (continued)

Goldman Sachs Structured International Tax-Managed Equity Fund (the “Structured International Tax-Managed Equity Fund”). Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The Structured International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of February 28, 2009, the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

	Enhanced Dividend	Tax-Advantaged
Underlying Funds	Global Equity	Global Equity

Goldman Sachs International Equity Dividend and Premium	34%	—%

Goldman Sachs Structured International Tax-Managed Equity	—	18

Goldman Sachs Structured Tax-Managed Equity	—	23

Goldman Sachs U.S. Equity Dividend and Premium	10	—

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended		For the Period Ended
	February 28, 2009 (Unaudited)		August 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,568,174	$24,947,540	444,453	$4,075,818
Reinvestment of distributions	12,823	87,838	21	191
Shares redeemed	(811,992)	(5,328,423)	(1,012)	(9,190)

	2,769,005	19,706,955	443,462	4,066,819

Institutional Shares
Shares sold	1,003,832	6,705,049	3,225,125	30,990,960
Reinvestment of distributions	7,303	50,076	2,576	23,650
Shares redeemed	(616,114)	(4,097,351)	(1,001,364)	(9,773,957)

	395,021	2,657,774	2,226,337	21,240,653

NET INCREASE	3,164,026	22,364,729	2,669,799	$25,307,472

(a)	Commenced operations on April 30, 2008.

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended		For the Period Ended
	February 28, 2009 (Unaudited)		August 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,929,004	$59,195,342	2,527,916	$24,320,638
Reinvestment of distributions	84,505	548,437	—	—
Shares redeemed	(3,014,558)	(19,190,303)	(289,327)	(2,694,535)

	5,998,951	40,553,476	2,238,589	21,626,103

Institutional Shares
Shares sold	2,165,326	15,240,930	1,920,305	18,652,227
Reinvestment of distributions	37,319	242,574	—	—
Shares redeemed	(780,178)	(5,138,247)	(999,681)	(9,320,049)

	1,422,467	10,345,257	920,624	9,332,178

NET INCREASE	7,421,418	$50,898,733	3,159,213	$30,958,281

(a)	Commenced operations on April 30, 2008.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Total distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$9.12	$0.05	$(3.47)	$(3.42)	$(0.10)	$—	$(0.10)
2009 - Institutional	9.13	0.10	(3.51)	(3.41)	(0.11)	—	(0.11)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (commenced April 30, 2008)	10.00	0.03	(0.80)	(0.77)	(0.08)	(0.03)	(0.11)
2008 - Institutional (commenced April 30, 2008)	10.00	0.07	(0.83)	(0.76)	(0.08)	(0.03)	(0.11)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)		Portfolio
value, end	Total	period	to average	to average	to average	to average		turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)		rate

$5.60	(37.87)%	$17,974	0.60%	1.61%	2.21%	—	%(f)	52%
5.61	(37.62)	14,714	0.20	2.87	1.81	1.26		52

9.12	(7.70)	4,043	0.60	1.00	4.05	(2.45)		9
9.13	(7.58)	20,332	0.20	2.13	3.65	(1.32)		9

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	from net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income(a)(b)		loss	operations	income

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$9.25	$0.13		$(3.76)	$(3.63)	$(0.11)
2009 - Institutional	9.27	0.15		(3.78)	(3.63)	(0.11)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (commenced April 30, 2008)	10.00	—	(f)	(0.75)	(0.75)	—
2008 - Institutional (commenced April 30, 2008)	10.00	0.01		(0.74)	(0.73)	—

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$5.51	(39.52)%	$45,424	0.60%	3.93%	1.64%	2.89%	39%
5.53	(39.30)	12,955	0.20	4.42	1.24	3.38	39

9.25	(7.40)	20,710	0.60	(0.05)	3.25	(2.70)	15
9.27	(7.30)	8,536	0.20	0.33	2.85	(2.32)	15

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2009 (Unaudited)

As a shareholder of Class A or Institutional Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A and Institutional Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees and do not include expenses of Underlying Funds in which Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 Months Ended	Account Value	Account Value		6 Months Ended
Share Class	9/01/08	2/28/09		2/28/09*	9/01/08	2/28/09		2/28/09*
Class A
Actual	$1,000	$621.30		$2.41	$1,000	$604.80		$2.39
Hypothetical 5% return	1,000	1,021.82		3.01	1,000	1,021.82	+	3.01

Institutional
Actual	1,000	623.80		0.81	1,000	607.00		0.80
Hypothetical 5% return	1,000	1,023.80	+	1.00	1,000	1,023.80	+	1.00

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent period; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional

Enhanced Dividend Global Equity	0.60%	0.20%
Tax-Advantaged Global Equity	0.60	0.20

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $739 billion in assets under management as of December 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity Portfolio
■ Tax-Advantaged Global Equity Portfolio
Retirement Strategies[2] International Equity
■ Structured International Equity Fund
■ Structured International Equity Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2] ■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. Please see additional disclosures.

This material has been prepared by GSAM and is not a product of the Goldman Sachs Global Investment Research (GIR) Department. The views and opinions expressed may differ from those of the GIR Department or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and GSAM has no obligation to provide any updates or changes.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 20930.MF.TMPL TAGEDGESAR / 1K / 04-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 6, 2009